Bank Loans - Schedule of Repayment for the Bank Loans (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Repayment for the Bank Loans [Abstract]
2026	$ 604,018
2027	112,375
2028	2,809,384
Total	$ 3,525,777	$ 3,334,473